Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
15.	Commitments and Contingencies

(a) Commitments

Our contractual obligations, including purchase commitments under non-cancelable arrangements as of December 31, 2014, are summarized below. We do not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments (in thousands) due by period
	Total	2015	2016	2017
Contractual Obligations
Other purchase obligations	1	1	—	—

Total	$1	$1	$—	$—

(b) Significant legal proceedings

Other than as disclosed in Note 14, there is no other significant legal proceeding as of December 31, 2014.